Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 10. Income Taxes

The components of loss before taxes for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
United States	$(32,493,098)	$(63,143,175)
International	(5,531,211)	(11,966,772)
Total	$(38,024,309)	$(75,109,947)

The components of income tax expense for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Current tax expense
Federal	$—	$—
Foreign	—	—
State	69,447	58,416
Deferred tax expense
Federal	—	—
Foreign	—	—
State	—	—
Income tax expense	$69,447	$58,416

The components of the net deferred tax assets and liabilities as of December 31, 2022 and December 31, 2021 are as follows:

	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$25,459,247	$17,865,584
Allowance for uncollectible accounts	3,389,435	6,171,512
Equity based compensation	1,322,642	3,273,873
Research and experimental expenditures	216,391	—
Lease liability	17,575	50,408
Startup costs	9,514	10,517
Accruals	458,609	328,154
Nondeductible interest	3,816,974	945,153
Other	365,743	290,029
Total net deferred tax assets	35,056,130	28,935,230
Valuation allowance	(34,868,210)	(28,842,025)
Deferred tax liabilities:
Depreciation and amortization	(168,505)	(36,457)
Equity based compensation	—	(356)
Right-of-use asset	(19,415)	(56,392)
Total net deferred tax liabilities	(187,920)	(93,205)
Net deferred tax asset (liability)	$—	$—

A reconciliation of our provision for income taxes at the federal statutory rate to the reported income tax provision for the years ended December 31, 2022 and 2021 are as follows:

	2022	2021
Computed “expected” tax benefit	(21.0)%	(21.0)%
State income tax benefit, net of federal tax effect	(2.6)	(2.6)
Nondeductible equity based compensation	9.7	1.2
Other permanent differences	(0.5)	0.3
Change in valuation allowance	15.9	23.5
Foreign rate differentials and other	(1.3)	(1.3)
Income tax expense	0.2%	0.1%

As of December 31, 2022, we had federal, state, and foreign net operating loss carryforwards of approximately $84,234,000, $48,087,000, and $19,120,000, respectively. The federal net operating loss carryforwards that originated after 2017 have an indefinite life and may be used to offset 80% of a future year’s taxable income. The federal net operating loss carryforwards that originated prior to 2018 have expiration dates between 2036 and 2037. The state net operating losses will carryforward for between 15 years and indefinitely and begin to expire in 2031.

Our ability to utilize a portion of our net operating loss carryforwards to offset future taxable income is subject to certain limitations under Section 382 of the Internal Revenue Code due to changes in our equity ownership. An ownership change under Section 382 has not been determined at this time.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2022. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth.

On the basis of this evaluation, as of December 31, 2022, a valuation allowance of $34,868,210 has been recorded to recognize only the portion of the deferred tax asset that is more likely than not to be realized.. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth. The change in valuation allowance was approximately $6,026,000 and $17,615,000 for the years ended December 31, 2022 and 2021, respectively.

We file income tax returns in the U.S. federal jurisdiction, Brazil, Canada, Germany, India, Lithuania, the Netherlands, and various U.S. states. We do not believe an uncertain tax position exists as of December 31, 2022. Based on our assessment of many factors, including past experience and complex judgements about future events, we do not currently anticipate significant changes in our uncertain tax positions over the next 12 months. In connection with the adoption of the referenced provisions, we recognize interest and penalties accrued related to unrecognized tax benefits in income tax expense. As of December 31, 2022, we had no accrued interest and penalties. Our federal and state tax returns are open for review going back to the 2019 tax year.

Management’s intention is to reinvest foreign earnings into our foreign operations. To date, our various foreign subsidiaries do not have any earnings.